Other income / (expense), net - Schedule of the amounts recorded in Other income / (expense), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expenses [Abstract]
Foreign exchange gain / (loss)	$ 7,122	$ (19,280)	$ (3,301)
Fair value gain on contingent consideration receivable	13,443	9,831	27,274
Fair value gain / (loss) on derivative instruments	8,585	(22,463)	(17,325)
Interest expense, net, on related party balances	0	(1,554)	(8,457)
Fair Value Gain on Warrant Liability	222,611	0	0
Other	(12,100)	(7,339)	(12,105)
Other (expense) / income, net	$ 239,661	$ (40,805)	$ (13,914)